Customer deposits	12 Months Ended
Dec. 31, 2023
Disclosure Due To Banks And Customers [Line Items]
Disclosure of due to banks and customers [text block]
Note 15

Customer deposits

USD m 31.12.23 31.12.22
Demand deposits 240,942 180,822
Retail savings / deposits 186,087 149,310
Sweep deposits 41,045 69,223
Time deposits
1
323,955 125,696
Total customer deposits 792,029 525,051
of which: Credit Suisse
2
236,049
1 Includes customer deposits in UBS AG Jersey Branch and Credit

Suisse AG Guernsey Branch placed by UBS Switzerland AG

on behalf of its clients.

2 Refer to Note 2 for more information about the acquisition of
the Credit Suisse Group.
Customer deposits increased

mainly due to the

acquisition of Credit

Suisse, net inflows

into time deposit

products, and
positive foreign currency

effects, partly offset

by continued shifts

into money market

funds and US-government

securities.
In addition, customers continued to shift funds from demand and sweep deposits into time deposits.